EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings per share [text block]
	For the years ended December 31,
	2018	2019	2020
Result attributable to equity owners of the Company
Atento’s profit/(loss) attributable to equity owners of the parent (in thousands of U.S. dollars)	18,540	(81,306)	(46,880)
Weighted average number of ordinary shares (*)	14,688,705	14,446,297	14,082,904
Basic earnings/(loss) per share (in U.S. dollars) (*)	1.26	(5.63)	(3.33)

	For the years ended December 31,
	2018	2019	2020
Result attributable to equity owners of the Company
Atento’s profit/(loss) attributable to equity owners of the parent (in thousands of U.S. dollars)	18,540	(81,306)	(46,880)
Potential increase in number of ordinary shares outstanding in respect of share-based plan	186,314	-	-
Adjusted weighted average number of ordinary shares (*)	14,875,018	14,446,297	14,082,904
Diluted earnings/(loss) per share (in U.S. dollars) (*) (1)	1.25	(5.63)	(3.33)